Statements of Cash Flows - USD ($)	6 Months Ended				12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Statement of Cash Flows [Abstract]
Net Income (Loss)	$ (3,709,859)	$ (5,507,781)	$ (6,135,558)	$ (3,140,693)	$ (9,276,251)	$ 2,325,726
Stock-based compensation	$ 319,143	$ 468,291	$ 1,508,097	$ 409,062	$ 1,917,159	$ 611,881
Stock-based payments to vendors	65,250		548,084	465,267	1,013,351
Warrants and options issued for services rendered	$ 44,476	$ 180,163	$ 1,666,781	$ 407,447	$ 2,074,228
Non-cash interest expense	3,057,912	2,258,808	645,782	398,649	1,044,431	203,496
Fees and penalties on debt	120,251	729,929
Impairment expense		59,163				166,000
Gain on change in redemption value of Series C Preferred Stock			(834,242)		(834,242)
(Gain) Loss on change in fair value of derivative liability	(1,988,030)	1,795,205	1,618,260	332,759	1,951,019	(11,071,250)
(Gain) Loss on extinguishment of debt	191,138	(1,200,092)				945,838
Warrants issued for debt inducement						3,887,618
Bad debt expense	1,069	61,554	184,966		184,966	152,750
Loss on disposal of equipment			15,912	43,221	59,133
Depreciation expense	12,732	13,116	12,095	18,691	30,786	22,122
Inventory write-down	11,424	93,110	72,161	28,837	100,998	725,728
Changes in operating assets and liabilities:
Accounts receivable	(19,742)	(1,131)	14,195	(242,052)	(227,857)	(40,926)
Inventory	(6,502)	49,273	(78,585)	43,260	(35,325)	(260,625)
Prepaid expenses	(57,210)	3,966	(173,436)	164,928	(8,508)	(48,940)
Other assets	17,500	11,000	3,431	3,431		13,486
Deferred revenue						470,048
Accounts payable and accrued liabilities	(344,694)	171,091	(180,931)	284,253	103,322	144,853
NET CASH USED IN OPERATING ACTIVITIES	(2,285,142)	(836,334)	(1,112,988)	(789,802)	(1,902,790)	(1,779,167)
Investment on Other Assets	(31,220)		(4,252)
Investment in Rocky Mountain High Water Company				39,774	44,026
Investment in product development						(19,400)
Acquisition of property and equipment	10,965	1,496	9,209	36,635	45,844	99,642
Disposal of property and equipment		832
NET CASH USED IN INVESTING ACTIVITIES	(42,185)	(664)	(13,461)	(76,409)	(89,870)	(119,042)
Financing Activities:
Proceeds from issuance of convertible notes	300,000	220,000	370,000	330,000	700,000	500,000
Repayment of convertible notes	172,932					165,000
Proceeds from issuance of related party convertible notes		100,000	189,000	100,600	289,600
Repayment of related party convertible notes			25,000		25,000	31,000
Proceeds from issuances of notes payable		440,000		35,960	35,960	318,332
Repayment of notes payable	(6,128)	(6,194)	(5,637)	(4,193)	(9,830)
Proceeds from issuance of common stock	2,514,562	8,500	534,700	456,650	991,350	1,282,406
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,635,502	762,306	1,063,063	919,017	1,982,080	1,904,738
DECREASE IN CASH	308,175	(74,692)	(63,386)	52,806	(10,580)	6,529
CASH - BEGINNING OF PERIOD	16,983	91,675	155,061	102,255	102,255	95,726
CASH - END OF PERIOD	325,158	16,983	91,675	155,061	91,675	102,255
Supplemental disclosure of non-cash financing and investing activities:
Common stock issued for conversion of debt	3,489,181	3,055,140	1,432	188,023	189,455	143,600
Common stock issued for acquisition						166,000
Debt and accrued interest converted for common stock	499,053	3,889,083	62,103	442,633	504,736
Common stock issued as part of legal settlement		1,439,975		500,000	500,000
Derivative liability relieved upon conversion of related debt	3,021,935	5,276,018	34,500	318,125	352,625	2,102,681
Derivative liability incurred for debt discount		4,017,622	659,150		659,150
Benefical conversion feature recognized	$ 3,328,740		$ 348,532	$ 212,771	$ 212,771
Series C Preferred Stock issued for common stock						2,495,666
Series C Preferred Stock redeemed for common stock		$ 1,661,424
Conversion of debt to common stock		$1,512,606		$293,532	$348,532	$179,220